JPMORGAN U.S. EQUITY FUNDS

JPMorgan Equity Income II Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated November 13, 2008
to the Prospectus dated November 1, 2008

NOTICE OF LIQUIDATION OF THE JPMORGAN EQUITY INCOME II FUND. On November 12, 2008, the Board of Trustees of the JPMorgan Equity Income II Fund (the “Fund”) approved the liquidation and dissolution of the Fund on or before December 31, 2008 (the “Liquidation Date”). On the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. IN LIGHT OF THE PLANNED LIQUIDATION, EFFECTIVE IMMEDIATELY, SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-EQIII-1108

JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Large Cap Growth Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated November 13, 2008
to the Prospectus dated February 29, 2008, as supplemented

NOTICE OF LIQUIDATION OF THE JPMORGAN TAX AWARE LARGE CAP GROWTH FUND. On November 12, 2008, the Board of Trustees of the JPMorgan Tax Aware Large Cap Growth Fund (the “Fund”) approved the liquidation and dissolution of the Fund on or before December 31, 2008 (the “Liquidation Date”). On the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. As of the Liquidation Date, all references to the Fund in the Prospectus are hereby deleted. IN LIGHT OF THE PLANNED LIQUIDATION, EFFECTIVE IMMEDIATELY, SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-TALCGS-1108

JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Large Cap Growth Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated November 13, 2008
to the Statement of Additional Information, dated February 29, 2008

NOTICE OF LIQUIDATION OF THE JPMORGAN TAX AWARE LARGE CAP GROWTH FUND. On November 12, 2008, the Board of Trustees of the JPMorgan Tax Aware Large Cap Growth Fund (the “Fund”) approved the liquidation and dissolution of the Fund on or before December 31, 2008 (the “Liquidation Date”). Cash proceeds of the liquidation are expected to be distributed to shareholders promptly following the Liquidation Date. As of the Liquidation Date, all references to the Fund in the Statement of Additional Information are hereby deleted. IN LIGHT OF THE PLANNED LIQUIDATION, EFFECTIVE IMMEDIATELY, SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-TALCG-1108

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Micro Cap Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated November 13, 2008
to the Prospectuses dated November 1, 2008

NOTICE OF LIQUIDATION OF THE JPMORGAN MICRO CAP FUND. On November 12, 2008, the Board of Trustees of the JPMorgan Micro Cap Fund (the “Fund”) approved the liquidation and dissolution of the Fund on or before November 30, 2008 (the “Liquidation Date”). On the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. As of the Liquidation Date, all references to the Fund in the Prospectuses are hereby deleted. IN LIGHT OF THE PLANNED LIQUIDATION, EFFECTIVE IMMEDIATELY, SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-MICRO-1108

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Dynamic Small Cap Core Fund
JPMorgan Intrinsic Value Fund
(All Share Classes)
(series of JPMorgan Trust I)

Supplement dated November 13, 2008
to the Prospectuses dated November 1, 2008

NOTICE OF LIQUIDATION OF THE JPMORGAN DYNAMIC SMALL CAP CORE FUND AND JPMORGAN INTRINSIC VALUE FUND. On November 12, 2008, the Board of Trustees of the JPMorgan Dynamic Small Cap Core Fund and the JPMorgan Intrinsic Value Fund (the “Funds”) approved the liquidation and dissolution of the Funds on or before December 31, 2008 (the “Liquidation Date”). As of the Liquidation Date, all references to the Fund in the Prospectuses are hereby deleted. IN LIGHT OF THE PLANNED LIQUIDATION, EFFECTIVE IMMEDIATELY, SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-DSCC-IN-1108

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Equity Income II Fund
JPMorgan Dynamic Small Cap Core Fund
JPMorgan Intrinsic Value Fund
JPMorgan Micro Cap Fund
(All Share Classes)
(each, a series of JPMorgan Trust I)

JPMorgan Large Cap Growth Fund
(Ultra Shares)
(a series of JPMorgan Trust II)

Supplement dated November 13, 2008
to the Statement of Additional Information
dated November 1, 2008

NOTICE OF LIQUIDATION OF THE JPMORGAN EQUITY INCOME II FUND, JPMORGAN DYNAMIC SMALL CAP CORE FUND, JPMORGAN INTRINSIC VALUE FUND AND JPMORGAN MICRO CAP FUND. On November 12, 2008, the Board of Trustees of the JPMorgan Equity Income II Fund, JPMorgan Dynamic Small Cap Core Fund, JPMorgan Intrinsic Value Fund and JPMorgan Micro Cap Fund (the “Funds”) approved the liquidation and dissolution of each of the Funds on or before December 31, 2008 (on or before November 30, 2008 for JPMorgan Micro Cap Fund) (each, a “Liquidation Date”). Cash proceeds of the liquidation are expected to be distributed to shareholders promptly following the applicable Liquidation Date. As of the applicable Liquidation Date, all references to each of the Funds in the Statement of Additional Information are hereby deleted. IN LIGHT OF THE PLANNED LIQUIDATION, EFFECTIVE IMMEDIATELY, SHARES OF THE FUNDS ARE NO LONGER BEING OFFERED.

Effective November 12, 2008, Ultra Shares of the JPMorgan Large Cap Growth Fund (the “Fund”) are terminated, and Ultra Shares of the Fund are no longer available to investors. Therefore, all references herein to the Fund’s Ultra Shares are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-USE-1108